Pay vs Performance Disclosure		12 Months Ended									25 Months Ended	35 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2021 USD ($) $ / shares		Jan. 31, 2022	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As described in more detail in “Compensation Discussion and Analysis,” the executive compensation program has been designed to provide a level of compensation that is strongly dependent upon the achievement of short-term and long-term goals that are aligned with the interests of WEC Energy Group's and the Company's stockholders and customers. As such, a substantial portion of pay will only be realized upon strong corporate performance. The Compensation Committee has not designed the compensation program to specifically align WEC Energy Group's and the Company’s performance measures with "compensation actually paid" ("CAP") (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. For example, several performance measures are utilized to align executive compensation with WEC Energy Group's and the Company's performance that are not presented in the Pay versus Performance table below.
The following tables and supplemental graphical and narrative information present information about CAP, as defined by Item 402(v) of Regulation S-K, and compares CAP to various performance measures, also in accordance with such rules. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed in “Compensation Discussion and Analysis,” and not in replacement thereof.

Year	(1) Summary Compensation Table (SCT) Total for PEO ($)		(1,2) Compensation Actually Paid (CAP) to PEO ($)		(3) Average SCT total for non-PEO NEOs ($)	(2,3) Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 investment based on: ($)		WEC Net Income ($) (in millions)	Company Selected Measure
	Lauber	Fletcher	Lauber	Fletcher			(4) WEC TSR	(5) Peer Group TSR		(6)WEC Adjusted Earnings Per Share (diluted) ($)
2025	12,188,492	—	20,871,095	—	3,638,242	5,628,666	135.40	149.01	1,557.5	5.27
2024	10,948,091	—	16,220,714	—	3,303,569	4,633,089	116.75	129.21	1,527.2	4.88
2023	9,552,179	—	5,707,745	—	2,837,681	1,478,219	100.55	110.92	1,331.7	4.63
2022	8,149,461	8,151,511	9,721,228	17,332,947	2,729,967	3,457,990	108.11	119.69	1,408.1	4.45
2021	—	18,481,871	—	14,249,651	3,428,937	2,769,595	108.64	117.10	1,300.3	4.11
(1)On February 1, 2022, Mr. Lauber succeeded Kevin. Fletcher as CEO of WEC Energy Group and the Company.
		(2)Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Mr. Lauber, and the average CAP to our non-PEO NEOs for the 2025 fiscal year, the following adjustments were made to the SCT total compensation:
Company Selected Measure Name		WEC Adjusted Earnings Per Share (diluted)
Named Executive Officers, Footnote	The non-PEO NEOs for each of the years shown were as follows:
•2025 and 2024: Messrs. Hooper and Garvin, and Mmes. Liu and Kelsey
•2022 and 2023: Messrs. Garvin and Mastoris, and Mmes. Liu and Kelsey
•2021: Messrs. Lauber and Garvin, and Mmes. Liu and Kelsey

Peer Group Issuers, Footnote		Represents the Total Shareholder Return ("TSR") of the Custom Peer Index Group, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. For information about the Custom Peer Index Group see "Compensation Discussion and Analysis - Long-Term Incentive Compensation".
Non-PEO NEO Average Total Compensation Amount		$ 3,638,242	$ 3,303,569	[1]	$ 2,837,681	[1]	$ 2,729,967	[1]	$ 3,428,937	[1]
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 5,628,666	4,633,089		1,478,219		3,457,990		2,769,595
Compensation Actually Paid vs. Total Shareholder Return
CAP v. TSR
As demonstrated in the following graph, the amount of compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with WEC Energy Group’s TSR performance. A substantial portion of the compensation awarded to each of the NEOs is long-term incentive compensation. WEC Energy Group performance unit awards comprise 65% of the long-term incentive compensation granted each year, with WEC Energy Group’s TSR performance against its peer group as a significant component of the performance unit awards. As discussed further in “Compensation Discussion and Analysis,” the performance units granted in 2023, which vested at the end of the three-year performance period ended December 31, 2025, provided a payout above target. See the Five-Year Cumulative Return and Total Stockholder Returns graphs in “Compensation Discussion and Analysis – Executive Summary” for information on WEC Energy Group's performance over the 5-year period ended December 31, 2025, which was in line with the performance of its peer group and 10-year period ended December 31, 2025, which was at the top of the range of the comparative benchmarks, respectively.

Compensation Actually Paid vs. Net Income
CAP v. WEC Net Income and Adjusted Earnings Per Share (Company-Selected Measure)
As demonstrated by the following graphs, during the cumulative five-year period ended December 31, 2025, the compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with WEC Energy Group’s net income and EPS performance. In 2025, 2024 and 2023, WEC Energy Group's EPS performance is shown on an adjusted (non-GAAP) basis. Pursuant to the terms of WEC Energy Group’s short-term performance plan, in 2025 almost 75% of the payout was based upon WEC Energy Group’s adjusted EPS performance, and almost 25% was based upon WEC Energy Group’s performance against cash flow goals. See "Compensation Discussion and Analysis" for information on how the EPS and cash flow targets were established for 2025. WEC Energy Group’s strong performance against the EPS and cash flow goals in 2025 resulted in maximum level payouts for each measure.
WEC Energy Group’s earnings per share on a GAAP basis were $4.81 for 2025, which includes a $0.46 per share charge to earnings, reflecting an agreement on the terms of a proposed settlement PGL and NSG reached with the Illinois Attorney General that, if approved by the ICC, would resolve all open proceedings related to the QIP rider and the UEA rider. Excluding this charge, WEC Energy Group’s adjusted earnings per share were $5.27. This proposed settlement and corresponding charge to earnings is not indicative of WEC Energy Group’s operating performance during 2025. As a result, the Compensation Committee determined that WEC Energy Group's performance against the earnings per share targets should be measured using adjusted earnings per share.
WEC Energy Group’s earnings per share on a GAAP basis were $4.83 for 2024, which includes a $0.06 per share charge to earnings related to certain capital expenditures under the QIP rider that were disallowed by the ICC as part of PGL's 2016 QIP reconciliation proceeding. Excluding this charge, WEC Energy Group’s adjusted earnings per share were $4.88. PGL has appealed this decision. The ICC’s disallowance of these expenditures is not indicative of WEC Energy Group’s operating performance in 2024. As a result, the Compensation Committee determined that WEC Energy Group's performance against the earnings per share targets should be measured using adjusted earnings per share. With respect to the earnings per share calculation, note that WEC Energy Group’s adjusted earnings per share does not add due to rounding.
WEC Energy Group’s earnings per share on a GAAP basis were $4.22 for 2023, which includes a $0.41 per share non-cash charge to earnings related to the ICC's disallowance of an aggregate of $178.9 million of previously incurred capital costs as part of its decisions in the rate cases of WEC Energy Group’s Illinois utilities. Excluding this charge, WEC Energy Group’s 2023 adjusted earnings per share were $4.63. The ICC’s disallowance of previously incurred capital costs of this nature is not indicative of WEC Energy Group’s operating performance in 2023. As a result, the Compensation Committee determined that WEC Energy Group’s performance against the earnings per share targets should be measured using adjusted earnings per share.
See Appendix A for earnings per share presented on an adjusted basis (non-GAAP) along with a reconciliation to earnings per share, presented on a GAAP basis for 2025, 2024 and 2023.
In the graph below, net income is presented on a GAAP basis. EPS is presented on an adjusted (non-GAAP) basis for 2025, 2024 and 2023 and on a GAAP basis for years prior to 2023.

Compensation Actually Paid vs. Company Selected Measure
CAP v. WEC Net Income and Adjusted Earnings Per Share (Company-Selected Measure)
As demonstrated by the following graphs, during the cumulative five-year period ended December 31, 2025, the compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with WEC Energy Group’s net income and EPS performance. In 2025, 2024 and 2023, WEC Energy Group's EPS performance is shown on an adjusted (non-GAAP) basis. Pursuant to the terms of WEC Energy Group’s short-term performance plan, in 2025 almost 75% of the payout was based upon WEC Energy Group’s adjusted EPS performance, and almost 25% was based upon WEC Energy Group’s performance against cash flow goals. See "Compensation Discussion and Analysis" for information on how the EPS and cash flow targets were established for 2025. WEC Energy Group’s strong performance against the EPS and cash flow goals in 2025 resulted in maximum level payouts for each measure.
WEC Energy Group’s earnings per share on a GAAP basis were $4.81 for 2025, which includes a $0.46 per share charge to earnings, reflecting an agreement on the terms of a proposed settlement PGL and NSG reached with the Illinois Attorney General that, if approved by the ICC, would resolve all open proceedings related to the QIP rider and the UEA rider. Excluding this charge, WEC Energy Group’s adjusted earnings per share were $5.27. This proposed settlement and corresponding charge to earnings is not indicative of WEC Energy Group’s operating performance during 2025. As a result, the Compensation Committee determined that WEC Energy Group's performance against the earnings per share targets should be measured using adjusted earnings per share.
WEC Energy Group’s earnings per share on a GAAP basis were $4.83 for 2024, which includes a $0.06 per share charge to earnings related to certain capital expenditures under the QIP rider that were disallowed by the ICC as part of PGL's 2016 QIP reconciliation proceeding. Excluding this charge, WEC Energy Group’s adjusted earnings per share were $4.88. PGL has appealed this decision. The ICC’s disallowance of these expenditures is not indicative of WEC Energy Group’s operating performance in 2024. As a result, the Compensation Committee determined that WEC Energy Group's performance against the earnings per share targets should be measured using adjusted earnings per share. With respect to the earnings per share calculation, note that WEC Energy Group’s adjusted earnings per share does not add due to rounding.
WEC Energy Group’s earnings per share on a GAAP basis were $4.22 for 2023, which includes a $0.41 per share non-cash charge to earnings related to the ICC's disallowance of an aggregate of $178.9 million of previously incurred capital costs as part of its decisions in the rate cases of WEC Energy Group’s Illinois utilities. Excluding this charge, WEC Energy Group’s 2023 adjusted earnings per share were $4.63. The ICC’s disallowance of previously incurred capital costs of this nature is not indicative of WEC Energy Group’s operating performance in 2023. As a result, the Compensation Committee determined that WEC Energy Group’s performance against the earnings per share targets should be measured using adjusted earnings per share.
See Appendix A for earnings per share presented on an adjusted basis (non-GAAP) along with a reconciliation to earnings per share, presented on a GAAP basis for 2025, 2024 and 2023.
In the graph below, net income is presented on a GAAP basis. EPS is presented on an adjusted (non-GAAP) basis for 2025, 2024 and 2023 and on a GAAP basis for years prior to 2023.

Tabular List, Table
Most Important Performance Measures
The following represents the most important financial performance measures used by WEC Energy Group and the Company to link compensation actually paid to each NEO for 2025, the most recently completed fiscal year, to WEC Energy Group and Company performance:

WEC Adjusted Earnings Per Share	WEC Net Income	WEC Cash Flow	Return on Equity of WEC Utilities
Achievement of WEC Energy Group's goals with respect to the financial measures highlighted above should drive strong TSR performance for WEC Energy Group relative to its peers, which is an important component of the compensation program as more fully described in “Compensation Discussion and Analysis – Long-Term Incentive Compensation".

Total Shareholder Return Amount	[3]	$ 135.40	116.75		100.55		108.11		108.64
Peer Group Total Shareholder Return Amount	[4]	149.01	129.21		110.92		119.69		117.10
Net Income (Loss) Available to Common Stockholders, Basic		$ 1,557,500,000	$ 1,527,200,000		$ 1,331,700,000		$ 1,408,100,000		$ 1,300,300,000
Company Selected Measure Amount | $ / shares	[5]	5.27	4.88		4.63		4.45		4.11
PEO Name											Kevin. Fletcher	Mr. Lauber
Additional 402(v) Disclosure		Assumes an investment of $100 at the beginning of the measurement period and reinvestment of all dividends. The “measurement period” for each covered fiscal year is the period from December 31, 2020 through the end of such covered fiscal year
Measure:: 1
Pay vs Performance Disclosure
Name		WEC Adjusted Earnings Per Share
Non-GAAP Measure Description		For 2025, 2024 and 2023, the Company Selected Measure was WEC Energy Group adjusted (non-GAAP) earnings per share which excludes (i) for 2025, a $0.46 per share charge in 2025, reflecting an agreement on the terms of a proposed settlement PGL and NSG reached with the Illinois Attorney General that, if approved by the ICC, would resolve all open proceedings related to the QIP and UEA riders, and (ii) for 2024 and 2023, a $0.06 per share charge to earnings and a $0.41 per share non-cash charge to earnings, respectively, each of which related to the ICC's disallowance of certain capital costs at WEC Energy Group's Illinois utilities. See Appendix A on page 43 for a full reconciliation of GAAP to non-GAAP earnings per share. The prior years reported in this table each show WEC Energy Group's earnings per share on a GAAP basis.
Measure:: 2
Pay vs Performance Disclosure
Name		WEC Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		WEC Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name		Return on Equity of WEC Utilities
Lauber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,188,492	$ 10,948,091	[6]	$ 9,552,179	[6]	$ 8,149,461	[6]	$ 0	[6]
PEO Actually Paid Compensation Amount	[2],[6]	20,871,095	16,220,714		5,707,745		9,721,228		0
Fletcher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	0	0		0		8,151,511		18,481,871
PEO Actually Paid Compensation Amount	[2],[6]	0	$ 0		$ 0		$ 17,332,947		$ 14,249,651
PEO | Lauber [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(377,329)
PEO | Lauber [Member] | Equity Bade Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,396,083)
PEO | Lauber [Member] | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		65,590
PEO | Lauber [Member] | Change In Value Of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,372,295
PEO | Lauber [Member] | Change In Value Of Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,159,042
PEO | Lauber [Member] | Value Of Awards Granted And Vested In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Lauber [Member] | Change In Value Of Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,859,088
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(37,834)
Non-PEO NEO | Equity Bade Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,383,764)
Non-PEO NEO | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,373
Non-PEO NEO | Change In Value Of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,244,015
Non-PEO NEO | Change In Value Of Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		755,624
Non-PEO NEO | Value Of Awards Granted And Vested In Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change In Value Of Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 394,010

[1]	The non-PEO NEOs for each of the years shown were as follows:
•2025 and 2024: Messrs. Hooper and Garvin, and Mmes. Liu and Kelsey
•2022 and 2023: Messrs. Garvin and Mastoris, and Mmes. Liu and Kelsey
•2021: Messrs. Lauber and Garvin, and Mmes. Liu and Kelsey

[2]	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Mr. Lauber, and the average CAP to our non-PEO NEOs for the 2025 fiscal year, the following adjustments were made to the SCT total compensation
[3]	Assumes an investment of $100 at the beginning of the measurement period and reinvestment of all dividends. The “measurement period” for each covered fiscal year is the period from December 31, 2020 through the end of such covered fiscal ye
[4]	Represents the Total Shareholder Return ("TSR") of the Custom Peer Index Group, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. For information about the Custom Peer Index Group see "Compensation Discussion and Analysis - Long-Term Incentive Compensation"
[5]	For 2025, 2024 and 2023, the Company Selected Measure was WEC Energy Group adjusted (non-GAAP) earnings per share which excludes (i) for 2025, a $0.46 per share charge in 2025, reflecting an agreement on the terms of a proposed settlement PGL and NSG reached with the Illinois Attorney General that, if approved by the ICC, would resolve all open proceedings related to the QIP and UEA riders, and (ii) for 2024 and 2023, a $0.06 per share charge to earnings and a $0.41 per share non-cash charge to earnings, respectively, each of which related to the ICC's disallowance of certain capital costs at WEC Energy Group's Illinois utilities. See Appendix A on page 43 for a full reconciliation of GAAP to non-GAAP earnings per share. The prior years reported in this table each show WEC Energy Group's earnings per share on a GAAP basi
[6]	On February 1, 2022, Mr. Lauber succeeded Kevin. Fletcher as CEO of WEC Energy Group and the Company.